Debt and Financing Arrangements Schedule of Financing Arrangements [Table] (Details) In Millions, unless otherwise specified									12 Months Ended
	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Apr. 28, 2013 USD ($)	Dec. 28, 2014 United States of America, Dollars USD ($)	May 28, 2014 United States of America, Dollars USD ($)	Dec. 28, 2014 Australia, Dollars AUD	Dec. 28, 2014 New Zealand, Dollars NZD	Dec. 28, 2014 Euro Member Countries, Euro AUD	Dec. 28, 2014 Maximum [Member] Euro Member Countries, Euro
Derecognized Assets, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Amount of accounts receivable securitization program					$ 175	70	50	120
Amount of amended accounts receivable securitization program				150
Trade receivables acting as collateral	140
Accounts Receivables Securitization Program, cash consideration (percent)									95.00%
Receivables derecognized Under Receivable Securitization Program	284	130	401
Fair value of deferred purchase price	$ 161	$ 32	$ 84